Taxation - Schedule of Net Loss Before Income Tax is Attributable (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Net Loss Before Income Tax is Attributable [Line Items]
Income/(loss) before income tax	$ 16,653,306	$ (3,682,036)
Income/(loss) from continuing operations	16,653,306	(3,557,693)
Loss from discontinued operations		(124,343)
Hong Kong and BVI [Member]
Schedule of Net Loss Before Income Tax is Attributable [Line Items]
Income/(loss) before income tax	18,022,265	(354,493)
Cayman [Member]
Schedule of Net Loss Before Income Tax is Attributable [Line Items]
Income/(loss) before income tax	(1,343,092)	(3,316,373)
Singapore [Member]
Schedule of Net Loss Before Income Tax is Attributable [Line Items]
Income/(loss) before income tax	$ (25,867)	$ (11,170)